MERCHANDISE TRUSTS - Cost and Market Value Associated with Assets Held in Merchandise Trusts (Parenthetical) (Detail) - Merchandise Trusts - Variable Interest Entity, Primary Beneficiary $ in Millions	9 Months Ended	12 Months Ended
	Sep. 30, 2019 USD ($) Extension	Dec. 31, 2018 USD ($) Extension	Dec. 31, 2017 USD ($) Extension
Schedule Of Available For Sale Securities [Line Items]
Number of potential lockup period extensions | Extension	3	3	2
Lockup extension period	1 year	1 year	1 year
Unfunded investment commitments to private credit funds, callable at any time | $	$ 63.3	$ 71.0	$ 52.1
Minimum
Schedule Of Available For Sale Securities [Line Items]
Fixed income funds and equity funds, redemption period	1 day	1 day	1 day
Private credit funds, lockup periods	1 year	2 years	4 years
Minimum | Scenario Previously Reported [Member]
Schedule Of Available For Sale Securities [Line Items]
Private credit funds, lockup periods		2 years
Maximum
Schedule Of Available For Sale Securities [Line Items]
Fixed income funds and equity funds, redemption period	30 days	30 days	90 days
Private credit funds, lockup periods	7 years	7 years	8 years